Consolidated Balance Sheet - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 2,572,700	$ 9,808,400
Prepaid expenses and other current assets	327,600	326,000
Accounts receivable	81,000	507,800
Total Current Assets	2,981,300	10,642,200
Property, plant and equipment	29,200	87,400
Right-of-Use Assets	353,200	507,100
TOTAL ASSETS	3,363,700	11,236,700
Current liabilities:
Accounts payable and accrued expenses	1,600,700	268,700
Convertible promissory notes	42,415,500	4,123,900
Derivative liability	17,282,500	14,905,300
Unearned Revenue	4,413,100	0
Current portion of Operating lease liability	160,300	149,400
Total Current Liabilities	65,872,100	19,447,300
Long-Term Operating lease liability	201,600	362,000
Convertible promissory notes	2,931,500	0
Derivative Liability	1,120,300	0
TOTAL LIABILITIES	70,125,500	19,809,300
Commitments and contingencies (Note 11)
Stockholders' equity:
Common Stock $ 0.000001 par value - 120,000,000 shares authorized, 100,000,000 shares issued and outstanding
Accumulated Deficit	(66,761,800)	(8,572,600)
Total Stockholders' Deficit	(66,761,800)	(8,572,600)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	$ 3,363,700	$ 11,236,700